PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSET PURCHASE
Consulting services	$ 0	$ 111,860	$ 7,343
Rent	20,667	0
Insurance	4,232	3,370	0
Other prepaid expenses		0	1,711
Prepaid expenses	$ 24,899	$ 115,230	$ 9,054